Cash and cash equivalents and investment securities (Tables)	6 Months Ended
Jun. 30, 2024
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Schedule of Cash and Cash Equivalents

Million US dollar	30 June 2024	31 December 2023

Short-term bank deposits	2 756	4 201
Cash and bank accounts	4 636	6 131
Cash and cash equivalents	7 392	10 332

Bank overdrafts	(17)	(17)
Cash and cash equivalents in the statement of cash flows	7 375	10 314

Summary Of Investments In Short term Debt Securities

Million US dollar	30 June 2024	31 December 2023

Investment in unquoted companies	142	151
Investment in debt securities	43	27
Non-current investments	185	178

Investment in debt securities	252	67
Current investments	252	67